Other current assets and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other current assets and other current liabilities
Summary of other current assets

	As of	As of
	December 31,	December 31,
	2019	2020
Reserves at CBR*	611	736
Total other financial assets	611	736
Prepaid expenses	230	259
Other	76	207
Total other current assets	917	1,202

*     Banks are currently required to post mandatory reserves with the CBR to be held in non-interest bearing accounts. Starting from July 1, 2019, such mandatory reserves established by the CBR constitute 4.75% for liabilities in RUR and 8% for liabilities in foreign currency. The amount is excluded from cash and cash equivalents for the purposes of cash flow statement and does not have a repayment date.

Summary of other current liabilities

	As of	As of
	December 31,	December 31,
	2019	2020
Contract liability related to loyalty programs	607	66
Contract liability related to guarantees issued	199	521
Other	96	60
Total other current liabilities	902	647